Note 18	6 Months Ended
Jun. 30, 2025
Tax Assets And Liabilties [Abstract]
Disclosure of tax assets and liabilities [Text Block]	Tax assets and liabilitiesConsolidated tax group
Pursuant to current legislation, BBVA consolidated tax group in Spain includes the Bank (as the parent company) and its Spanish subsidiaries that meet the requirements provided for under Spanish legislation regulating the taxation regime for the consolidated profit of corporate groups.
The Group’s non-Spanish banks and subsidiaries file tax returns in accordance with the tax legislation in force in each country.
Current and deferred taxes
The balance under the heading "Tax assets" in the condensed consolidated balance sheets includes current and deferred tax assets. The balance under the “Tax liabilities” heading includes the Group’s various current and deferred tax liabilities. The details of the mentioned tax assets and liabilities are as follows:

TAX ASSETS AND LIABILITIES (MILLIONS OF EUROS)

	June 2025	December 2024
Tax assets
Current tax assets	3,412	4,295
Deferred tax assets	14,080	14,354
Total	17,492	18,650
Tax liabilities
Current tax liabilities	1,206	575
Deferred tax liabilities	2,565	2,458
Total	3,771	3,033
As of June 30, 2025, current tax liabilities include approximately €150 million corresponding to the accrual corresponding to the first half of 2025 of the Interest Margin and Commission Tax regulated by the Ninth Final Provision of Law 7/2024.
The evolution of the Group's deferred tax assets during the period was influenced by the estimated result of the tax inspection process of the BBVA consolidated tax group in Spain, covering the years 2017 to 2020, with respect to the main applicable taxes, as well as by the Group reassessment of the coverage needs for the identified tax risks.
Additionally, certain deferred tax assets corresponding to the Group in Spain, which had not previously been recorded were first recognized in the current period. This decision was based on the ability and acceleration observed in the process of absorbing these assets, a solid track record of recent historical results —including for the current 2025 financial year—, the Group's sustained capacity to generate value, and profit projections that support their recognition, in accordance with the disclosures of the Note 19 to the consolidated financial statements for the year ended December 31, 2024.
All of the above had a net positive impact on the estimated effective tax rate, which stood at 31.2% as of June 30, 2025 (31.4% as of December 31, 2024).